Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 5,415,000	$ 5,494,523	$ 7,956,710
Accounts receivable	137,000	156,127	0
Restricted cash	35,000	35,000	20,000
Inventory	703,000	551,008	109,336
Prepaid expenses and other current assets	217,000	167,642	252,272
Total current assets	6,507,000	6,404,300	8,338,318
Long-term assets
Property and equipment, net	116,000	85,745	57,607
Goodwill	718,000	718,003	0
Other intangible assets, net	842,000	916,807	0
Other assets	126,000	76,340	0
Total assets	8,309,000	8,201,195	8,395,925
Current liabilities
Accounts payable	862,000	695,056	986,799
Accrued compensation and other current liabilities	915,000	1,632,679	201,457
Line of credit and accrued interest		0	101,529
Total current liabilities	1,777,000	3,192,735	1,289,785
Commitments and contingencies
Long-term liabilities
Other long-term liabilities	196,000	109,404	0
Commitments and contingencies
Stockholders' equity
Common stock	15,000	14,018	6,769
Additional paid-in-capital	101,395,000	89,456,466	59,141,405
Accumulated deficit	(95,698,000)	(86,246,673)	(70,338,127)
Total stockholders' equity (deficit)	5,712,000	3,223,816	(11,189,953)
Total liabilities and stockholders' equity	8,309,000	8,201,195	8,395,925
Series A Convertible Preferred Stock [Member]
Stockholders' equity
Convertible preferred stock	0	5	0
Series B Convertible Preferred Stock [Member]
Stockholders' equity
Convertible preferred stock	0	0
Series B Warrant Liability [Member]
Current liabilities
Warrant liability		865,000	0
Long-term liabilities
Warrant liability		0	17,438,731
Series A Warrant Liability [Member]
Long-term liabilities
Warrant liability	509,000	1,212,803	$ 857,362
Series C Warrant [Member]
Long-term liabilities
Warrant liability	$ 115,000	$ 462,437